Putnam Short Duration Income Fund
Fund Summary
Goal
Putnam Short Duration Income Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. Information about sales charge discounts is available from your financial advisor and in the Appendix to the fund’s prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Short Duration Income Fund	Class A		Class B		Class C		Class M	Class N		Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none		none		none	1.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	0.25%	[2]	none	none	none
[1]	A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund.
[2]	Applies only to certain redemptions of shares bought with no initial sales charge.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Short Duration Income Fund		Class A	Class B	Class C	Class M	Class N		Class R	Class R6	Class Y
Management fees		0.34%	0.34%	0.34%	0.34%	0.34%		0.34%	0.34%	0.34%
Distribution and service (12b-1) fees		0.10%	0.50%	0.50%	0.15%	0.25%		0.50%
Other expenses		0.10%	0.10%	0.10%	0.10%	0.10%	[1]	0.10%	0.09%	0.10%
Total annual fund operating expenses		0.54%	0.94%	0.94%	0.59%	0.69%		0.94%	0.43%	0.44%
Expense reimbursement	[2]	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)		(0.14%)	(0.14%)	(0.14%)
Total annual fund operating expenses after expense reimbursement		0.40%	0.80%	0.80%	0.45%	0.55%		0.80%	0.29%	0.30%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2019. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Short Duration Income Fund - USD ($)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A		41	159	288	664
Class B	[1]	582	586	706	1,028
Class C		182	286	506	1,142
Class M		46	175	315	725
Class N		205	354	515	983
Class R		82	286	506	1,142
Class R6		30	124	227	529
Class Y		31	127	232	541
[1]	Reflects assessment of deferred sales charge assuming class B shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Putnam Short Duration Income Fund | Class B | USD ($)	82	286	506	1,028

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 36%.
Investments, risks, and performance
Investments
We invest in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. We may also invest in U.S. dollar-denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. The value of securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The risks associated with fixed income investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Fixed income investments are also subject to credit risk, which is the risk that the issuer of a fixed income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/18 1.51% Best calendar quarter Q3 2012 0.42% Worst calendar quarter Q3 2015 −0.10%
Average annual total returns after sales charges (for periods ended 12/31/17)
Average Annual Total Returns - Putnam Short Duration Income Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class A	before taxes	1.30%		0.73%		0.74%		Oct. 17, 2011
Class A | after taxes on distributions		0.78%		0.42%		0.46%		Oct. 17, 2011
Class A | after taxes on distributions and sale of fund shares		0.73%		0.41%		0.44%		Oct. 17, 2011
Class B	before taxes	0.89%		0.33%		0.34%		Oct. 17, 2011
Class C	before taxes	0.89%		0.33%		0.34%		Oct. 17, 2011
Class M	before taxes	1.15%		0.68%		0.68%		Oct. 17, 2011
Class N	before taxes	(0.35%)	[1]	0.28%	[1]	0.36%	[1]	Oct. 17, 2011
Class R	before taxes	0.89%		0.33%		0.34%		Oct. 17, 2011
Class R6	before taxes	1.40%	[2]	0.85%	[2]	0.88%	[2]	Oct. 17, 2011
Class Y	before taxes	1.39%		0.83%		0.86%		Oct. 17, 2011
ICE BofAML U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)		0.81%		0.28%		0.25%		Oct. 17, 2011
[1]	Class N shares were not outstanding during the periods shown. Performance shown for class N shares is derived from the historical performance of class A shares, adjusted for the sales charge and higher 12b-1 fees currently applicable to class N shares.
[2]	Performance for class R6 shares prior to its inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

ICE BofAML Indexes: ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.